Leases (Schedule of Future Minimum Lease Payments for Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 43
2014	42
2015	40
2016	40
2017	40
Later years	288
Sublease income	0
Minimum lease commitments	493
Less amounts representing interest	(249)
Present value of net minimum lease obligations	$ 244